(LOSS) / INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. - basic	$ 8,279	$ (2,489)	$ (9,590)
Adjusted net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.-diluted	$ 8,279	$ (2,489)	$ (9,590)
Denominator:
Weighted average number of shares - basic	219,414,228	221,126,969	225,940,602
Effects of dilutive securities
Options and nonvested shares	160,340
Weighted average number of shares - diluted	219,574,568	221,126,969	225,940,602
Net (loss) / income per ordinary share - basic (in dollars per share)	$ 0.04	$ (0.01)	$ (0.04)
Net (loss) / income per ordinary share - diluted (in dollars per share)	$ 0.04	$ (0.01)	$ (0.04)
Employee Stock Option
Effects of dilutive securities
Shares excluded from the calculation of diluted loss per share	5,617,038	6,842,494	5,734,080
Nonvested shares
Effects of dilutive securities
Shares excluded from the calculation of diluted loss per share	36,000	104,000	150,000